Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of investment portfolio at fair value

	March 31, 2025
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$249	$3,738	$3,987
Total senior debt	$—	$249	$3,738	$3,987
Equity and other	—	—	1,076	1,076
Total investments	$—	$249	$4,814	$5,063
Percentage	—%	4.9%	95.1%	100.0%

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$248	$5,118	$5,366
Total senior debt	$—	$248	$5,118	$5,366
Equity and other	—	—	100	100
Total investments	$—	$248	$5,218	$5,466
Percentage	—%	4.5%	95.5%	100.0%

Schedule of significant Level 3 unobservable inputs

March 31, 2025
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value		Range		Impact to Valuation from an Increase in Input (3)
Senior Secured Loans - First Lien	$902	Yield analysis	Yield	8.63%		8.63%		Decrease
	$2,167	Market Comparable	EV / EBITDA Multiple	5.3	x	5x - 7x		Increase
	$669	Discounted Cash Flow	Discount Rate / Yield	11.57%		11.57%		Decrease
Equity/Other	$980	Market comparable	EV / EBITDA Multiple	5	x	5	x	Increase
	$96	Recovery Analysis	Recovery Percentage	50.00%		50.00%		Increase
Total	$4,814

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of March 31, 2025, the Master Fund held no investments of this nature.

(3)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

December 31, 2024
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value		Range		Impact to Valuation from an Increase in Input (3)
Senior Secured Loans - First Lien	$923	Yield analysis	Yield	8.67%		8.67%		Decrease
	$3,578	Market comparable	EV / EBITDA Multiple	4.1	x	4.1	x	Increase
	$617	Discounted cash flow	Discount Rate/ Yield	96.76%		11.58%		Decrease
Equity/Other	$4	Discounted cash flow	Discount Rate	10%		10%		Decrease
		Recovery analysis	Recovery Percentage	50%		50%		Increase
Total	$5,218

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of December 31, 2024, the Master Fund held no investments of this nature.

(3)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

Schedule of fair value changes in investments

	For the Three Months Ended March 31, 2025
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of January 1, 2025	$5,118	$—	$—	$100	$5,218
Additions (1)	1,885	—	—	975	2,860
Sales and repayments (2)	(2,854)	—	—	—	(2,854)
Net realized loss (3)	(3,300)	—	—	—	(3,300)
Net change in unrealized appreciation on investments (4)	2,889	—	—	1	2,890
Net discount accretion	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Fair value balance as of March 31, 2025	$3,738	$—	$—	$1,076	$4,814
Change in net unrealized (depreciation) on investments held as of March 31, 2025	$2,889	$—	$—	$1	$2,890

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (loss) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.

	For the Three Months Ended March 31, 2024
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Unsecured Debt	Equity and Other	Total
Balance as of January 1, 2024	$20,055	$—	$—	$575	$20,630
Additions (1)	143	—	—	—	143
Sales and repayments (2)	(7,748)	—	—	—	(7,748)
Net realized gains (3)	46	—	—	—	46
Net change in unrealized depreciation on investments (4)	(676)	—	—	1,262	586
Net discount accretion	(11)	—	—	—	(11)
Restructuring	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Fair value balance as of March 31, 2024	$11,809	$—	$—	$1,837	$13,646
Change in net unrealized depreciation on investments held as of March 31, 2024	$(743)	$—	$—	$1,262	$519

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (losses) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.